PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment at December 31 consists of the following:

	Successor Company 2017	Predecessor Company 2016	Estimated Useful Lives (in Years)
Computer software and equipment	$9,153,855	$13,057,313	3 to 5
Office improvements	798,130	1,526,350	5
Furniture and fixtures	303,400	1,078,267	7
	10,255,385	15,661,930
Less: Accumulated depreciation	(1,764,591)	(9,415,483)
	$8,490,794	$6,246,447

Computer software and equipment above includes equipment maintained at locations of agents and used and owned by the Company of $3,775,950 at December 31, 2017 of the Successor period and $5,197,637 at December 31, 2016 of the Predecessor period. Also, it includes development of internal use software of $1,303,645 at December 31, 2017 of the Successor period and $2,731,294 at December 31, 2016 of the Predecessor period. Depreciation expense was $2,086,164 for the Successor period from February 1, 2017 through December 31, 2017, and $151,083, $1,601,389 and $1,268,557 for the Predecessor periods from January 1, 2017 through January 31, 2017 and years ended December 31, 2016 and 2015, respectively.